Statements of changes in equity - AUD ($)	Total	Contributed equity [member]	Other Contributed equity [member]	Reserves [member]	Accumulated Losses [member]
Beginning Balance at Jun. 30, 2016	$ 33,931,000	$ 191,301,000	$ 1,716,000	$ 1,421,000	$ (160,507,000)
Loss after income tax expense for the year	(10,670,000)				(10,670,000)
Other comprehensive income for the year, net of tax	34,000			34,000
Total comprehensive income for the year	(10,636,000)			34,000	(10,670,000)
Transactions with owners in their capacity as owners:
Share issue costs	(18,000)	(18,000)
Transfers			(216,000)		216,000
Conversion of convertible note		900,000	(900,000)
Employee share-based payment options	475,000			475,000
Share based payment	1,586,000	1,586,000
Ending balance at Jun. 30, 2017	25,338,000	193,769,409	600,000	1,930,000	(170,961,000)
Loss after income tax expense for the year	(6,039,000)				(6,039,000)
Other comprehensive income for the year, net of tax	(251,000)			(251,000)
Total comprehensive income for the year	(6,290,000)			(251,000)	(6,039,000)
Transactions with owners in their capacity as owners:
Cancellation of share capital		(162,223,185)			162,223,000
Conversion of convertible note			(136,000)		136,000
Share based payment	165,000			165,000
Issue of shares	30,000	29,600
Ending balance (Previously stated [member]) at Jun. 30, 2018	19,242,000	31,576,000	464,000	1,843,000	(14,641,000)
Ending balance (Increase (decrease) due to changes in accounting policy [member]) at Jun. 30, 2018				37,000	(37,000)
Ending balance at Jun. 30, 2018	19,242,000	31,575,824	464,000	1,880,000	(14,678,000)
Loss after income tax expense for the year	(10,270,000)				(10,270,000)
Other comprehensive income for the year, net of tax	(89,000)			(89,000)
Total comprehensive income for the year	(10,359,000)			(89,000)	(10,270,000)
Transactions with owners in their capacity as owners:
Share issue costs	(340,000)	(340,065)
Share based payment	246,000			246,000
Issue of shares	5,406,000	5,406,000
Ending balance at Jun. 30, 2019	$ 14,195,000	$ 36,641,519	$ 464,000	$ 2,037,000	$ (24,948,000)